FINANCIAL RISK MANAGEMENT - Narrative (Details) $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase or decrease in interest rates basis point	0.0050	0.0050
Basis point increase or decrease in commodity prices	0.0010
Bonds and debentures held	$ 3,667	$ 4,031
Financial assets at fair value through other comprehensive income	3,637	4,009
Debt securities measured at amortized cost	106	62
Allowance account for credit losses of financial assets	9	7
AAA Credit Rating
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bonds and debentures held	1,337	1,495
AA or A Credit Rating
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bonds and debentures held	1,498	1,700
BBB or BB credit rating
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bonds and debentures held	832	836
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,492	5,578
Impact of 10% change in value of investments on Equity	$ 549	$ 558